Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	Dec. 12, 2025	Dec. 01, 2025	Oct. 27, 2025	Oct. 15, 2025
Subsequent Event [Line Items]
Sale of stock consideration value	$ 450,000	$ 300,000	$ 1,000,000
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	49,451	32,967	109,891
Series CF-1 and CF-2 Preferred Stock [Member]
Subsequent Event [Line Items]
Number of non-voting common stock issued and outstanding after conversion				3,580,003
Series D Preferred Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding			25,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 12.35
Warrant or Right, Reason for Issuance, Description			16,000,000 warrants have an expiration date of nine (9) months, 3,000,000 warrants have an expiration date of sixteen (16) months, and 6,000,000 warrants have an expiration date of two (2) years from the issuance date
Series D Preferred Stock Purchase Agreement [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			549,451